Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories	The components of inventory are as follows:

As at Dec. 31	2024	2023
Parts, materials and supplies	85	72
Coal	27	38
Emission credits	18	45
Natural gas	4	2
Total	134	157